Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 2,300,759	$ 1,056,732
Restricted cash			133,897
Accounts receivable		1,552,525	1,759,593
Inventories		558,174	846,205
Other receivables, deposits and prepayments		565,160	212,189
Prepaid taxes		160,592	111,036
Deferred offering costs			695,390
Total current assets		5,137,210	4,815,042
Non-current assets
Property and equipment, net		1,244,631	992,723
Land use right		339,855	315,712
Right of use assets – operating lease		71,495	41,242
Deferred tax assets		46,124	50,718
Investment in equity investees		4,550,000
Total non-current assets		6,252,105	1,400,395
Total assets		11,389,315	6,215,437
Current liabilities
Accounts payable		891,406	434,977
Deferred revenue		449,578	1,516,700
Accrued expenses and other payables		518,095	377,009
Operating lease liabilities – current		36,524	35,851
Finance lease liabilities - current		59,172	54,484
Borrowings – current		28,909	60,413
Total current liabilities		2,049,748	3,176,368
Non-current liabilities
Amount due to equity investees		4,275,561
Operating lease liabilities – non-current		35,156	6,132
Finance lease liabilities - non-current		71,925	100,312
Borrowings – non-current		159,780	171,541
Deferred revenue		46,703	16,594
Total non-current liabilities		4,589,125	294,579
Total liabilities		6,638,873	3,470,947
Commitments and contingencies
Shareholders’ equity
Ordinary Shares, par value US$0.00025 per share, 200,000,000 shares authorized, 5,038,018 and 4,590,004 issued and outstanding at December 31, 2025 and 2024	[1]	1,260	1,148
Additional paid-in capital		6,547,265	84,750
(Accumulated deficit) Retained earnings		(2,029,941)	2,739,785
Accumulated other comprehensive income (loss)		232,064	(81,193)
Total WF Holding Limited shareholders’ equity		4,750,648	2,744,490
Non-controlling interests		(206)
Total shareholders’ equity		4,750,442	2,744,490
Total liabilities and shareholders’ equity		11,389,315	6,215,437
Related Party
Current liabilities
Amount due to related parties		$ 66,064	$ 696,934

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.